STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Au10tix Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2020	200,500	$0.01
Options granted	-	-
Options exercised	-	-
Forfeited	625	-
Options outstanding , end of the year	199,875	$0.01	5.5 years

Options exercisable, as of December 31, 2021	199,875	$0.01	5.5 years

AU10TIX Technologies B.V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2020	-	$-
Options granted	30,000	26.46
Options exercised	-	-
Forfeited	-	-
Options outstanding , end of the year	30,000	$26.46	5.2 years

Options exercisable, as of December 31, 2021	22,500	$26.46	5.2 years